Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents		$ 1,537,244	$ 8,238,301
Accounts receivable, net		293,861
Inventories, net		979,907
Grant receivable, current portion			1,529,882
Research and development tax incentive receivable		498,758	353,048
Other current assets		552,791	746,761
Total current assets		3,862,561	10,867,992
Property and equipment, net		690,175	391,408
Operating lease right-of-use assets		546,475
Intangible assets, net		5,255,401
Long-term grant receivable			1,092,773
TOTAL ASSETS		10,354,612	12,352,173
Current liabilities:
Accounts payable and accrued expenses		2,610,028	1,625,089
Current portion of operating lease liabilities		223,447
Current portion of deferred grant income		2,338,057	2,836,582
Current employee benefit liabilities		358,942	201,332
Current portion of notes payable		353,211
Total current liabilities		5,883,685	4,663,003
Employee benefit liabilities, less current portion		24,902	50,626
Operating lease liabilities, less current portion		356,165
Long-term deferred grant income			1,092,773
Notes payable, less current portion		402,862
Total liabilities		6,667,614	5,806,402
Commitments and contingencies (Note 16)
Shareholders’ equity:
Common stock, $0.01 par value, 100,000,000 shares authorized, 2,330,399 and 744,495 shares issued and outstanding at June 30, 2023 and 2022, respectively	[1]	23,304	7,445
Treasury stock, at cost, 1,386 and 0 shares as of June 30, 2023 and 2022, respectively		(14)
Additional paid-in capital		46,158,763	38,581,465
Accumulated deficit		(41,807,573)	(31,175,853)
Accumulated other comprehensive loss		(575,496)	(788,135)
Total consolidated Intelligent Bio Solutions Inc. equity		3,798,984	6,624,922
Non-controlling interest		(111,986)	(79,151)
Total shareholders’ equity	[2]	3,686,998	6,545,771
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		10,354,612	12,352,173
Series C Preferred Stock [Member]
Shareholders’ equity:
Preferred stock value
Series D Preferred Stock [Member]
Shareholders’ equity:
Preferred stock value

[1]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.
[2]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.